INCOME TAX (Details - Components of deferred tax assets) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net operating loss (NOL) carryforwards:
US	$ 0	$ 4,000,000
Less: Valuation allowance	(2,887,000)	(6,379,000)
Total deferred tax assets	0	0
Balance, beginning of year	6,379,000	6,239,000
Increases in (reversal of) valuation allowance during the year	(3,492,000)	140,000
Balance, end of year	2,887,000	6,379,000
MALAYSIA
Net operating loss (NOL) carryforwards:
Bangladesh	2,800,000	2,300,000
BANGLADESH
Net operating loss (NOL) carryforwards:
Bangladesh	$ 87,000	$ 79,000